CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended		67 Months Ended	70 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
COSTS AND EXPENSES:
Research and development	$ 740,629	$ 397,628	$ 2,583,308	$ 1,158,167	$ 4,535,262	$ 5,275,891
General and administrative	1,260,596	762,737	4,078,102	2,220,361	8,333,349	9,593,945
Total operating expenses	2,001,225	1,160,365	6,661,410	3,378,528	12,868,611	14,869,836
Operating Loss	(2,001,225)	(1,160,365)	(6,661,410)	(3,378,528)	(12,868,611)	(14,869,836)
Gain on extinguishment of debt	0	0	0	0	7,908	7,908
Other income	0	0	1,875	0	1,875	1,875
Change in fair value of warrants liability	0	47,023	(1,177,026)		(1,177,026)	(1,177,026)
Interest and other financing costs, net	22	(901,646)	(1,613,039)	(91,585)	(1,808,426)	(1,808,404)
NET LOSS	$ (2,001,203)	$ (2,014,988)	$ (9,449,600)	$ (3,470,113)	$ (15,844,280)	$ (17,845,483)
Net loss per common share, basic and diluted (in dollars per share)	$ (0.93)	$ (1.27)	$ (5.58)	$ (3.24)
Weighted average common shares outstanding, basic and diluted (in shares)	2,159,156	1,582,544	1,693,436	1,071,295